As filed with the Securities and Exchange Commission on December 17, 2014.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 129	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia AMT-Free Tax-Exempt Bond Fund, Columbia Floating Rate Fund, Columbia Global Opportunities Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Limited Duration Credit Fund, Columbia Minnesota Tax-Exempt Fund and Columbia Money Market Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 17th day of December, 2014.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of December, 2014.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton	President	/s/ R. Glenn Hilliard*	Trustee
J. Kevin Connaughton	(Principal Executive Officer)	R. Glenn Hilliard

/s/ Michael G. Clarke	Chief Financial Officer	/s/ Stephen R. Lewis, Jr.*	Trustee
Michael G. Clarke	(Principal Financial Officer)	Stephen R. Lewis, Jr.

/s/ Joseph F. DiMaria	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	Catherine James Paglia

/s/ William P. Carmichael*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William P. Carmichael		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

/s/ William A. Hawkins*	Trustee
William A. Hawkins

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**	Executed by Ryan C. Larrenaga pursuant to Trustees Power of Attorney, dated April 17, 2013, and incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on May 30, 2013.

Exhibit Index

Exhibit No.	Description

EX - 101.INS	XBRL Instance Document

EX - 101.SCH	XBRL Taxonomy Extension Schema Document

EX - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX - 101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX - 101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase